Related-Party Transactions and Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related-Party Transactions and Arrangements
Related-Party Transactions and Arrangements
The Company has no direct employees. Substantially all of the Company's business is managed by the Advisor. The employees of the Advisor and other affiliates provide services to the Company related to acquisitions, property management, asset management, accounting, investor relations, and all other administrative services.
Organization and Offering Expenses
The Company reimburses the Advisor and its affiliates for organization and offering expenses it incurs on the Company’s behalf, but only to the extent the reimbursement did not cause the selling commissions, dealer manager fees, distribution and servicing fees and other organization and offering expenses to exceed 15.0% of the gross proceeds of the Company's Initial Offering or Offering, respectively. Other offering costs, which are offering expenses other than selling commissions, dealer manager fees and distribution and servicing fees, associated with the Company's Initial Offering and Offering, which terminated on November 24, 2017 and November 27, 2018, respectively, were approximately 2.0% and 2.5% of the gross proceeds, respectively.
As of March 31, 2019, the Company reimbursed the Advisor and its affiliates approximately $19,269,000 in other offering costs. As of March 31, 2019, since inception, the Company paid approximately $548,000 to an affiliate of the Dealer Manager in other offering costs. Other organization expenses are expensed as incurred and offering costs are charged to stockholders’ equity as incurred.
Distribution and Servicing Fees
Through the termination of the Offering on November 27, 2018, the Company paid the Dealer Manager selling commissions and dealer manager fees in connection with the purchase of shares of certain classes of common stock. The Company continues to pay the Dealer Manager a distribution and servicing fee with respect to its Class T and T2 shares that were sold in the Company's Initial Offering and Offering. Distribution and servicing fees are recorded in the accompanying condensed consolidated statements of stockholders' equity as a reduction to equity as incurred.
Acquisition Fees and Expenses
The Company pays to the Advisor 2.0% of the contract purchase price of each property or asset acquired. In addition, the Company reimburses the Advisor for acquisition expenses incurred in connection with the selection and acquisition of properties or real estate-related investments (including expenses relating to potential investments that the Company does not close), such as legal fees and expenses, costs of real estate due diligence, appraisals, non-refundable option payments on properties not acquired, travel and communications expenses, accounting fees and expenses and title insurance premiums, whether or not the property was acquired. Since the Company's formation through March 31, 2019, the Company reimbursed the Advisor approximately 0.01% of the aggregate purchase price all of properties acquired. Acquisition fees and expenses associated with the acquisition of properties determined to be business combinations are expensed as incurred, including investment transactions that are no longer under consideration, and are included in acquisition related expenses in the accompanying consolidated statements of comprehensive income. Acquisition fees and expenses associated with transactions determined to be an asset acquisition are capitalized in real estate, net, in the accompanying condensed consolidated balance sheets.
Asset Management Fees
The Company pays to the Advisor an asset management fee calculated on a monthly basis in an amount equal to 1/12th of 0.75% of aggregate asset value, which is payable monthly in arrears.
Operating Expense Reimbursement
The Company reimburses the Advisor for all operating expenses it paid or incurred in connection with the services provided to the Company, subject to certain limitations. Expenses in excess of the operating expenses in the four immediately preceding quarters that exceed the greater of (a) 2.0% of average invested assets or (b) 25% of net income, subject to certain adjustments, will not be reimbursed unless the independent directors determine such excess expenses are justified. The Company will not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives an acquisition fee or a disposition fee. Operating expenses incurred on the Company’s behalf are recorded in general and administrative expenses in the accompanying condensed consolidated statements of comprehensive income.
Property Management Fees
In connection with the rental, leasing, operation and management of the Company’s properties, the Company pays Carter Validus Real Estate Management Services II, LLC, or the Property Manager, and its affiliates, aggregate fees equal to 3.0% of gross revenues from the properties managed, or property management fees. The Company reimburses the Property Manager and its affiliates for property-level expenses that any of them pay or incur on the Company’s behalf, including certain salaries, bonuses and benefits of persons employed by the Property Manager and its affiliates, except for the salaries, bonuses and benefits of persons who also serve as one of its executive officers. The Property Manager and its affiliates may subcontract the performance of their duties to third parties and pay all or a portion of the property management fee to the third parties with whom they contract for these services. If the Company contracts directly with third parties for such services, it will pay them customary market fees and may pay the Property Manager an oversight fee equal to 1.0% of the gross revenues of the properties managed. In no event will the Company pay the Property Manager or any affiliate both a property management fee and an oversight fee with respect to any particular property. Property management fees are recorded in rental expenses in the accompanying condensed consolidated statements of comprehensive income.
Leasing Commission Fees
The Company pays the Property Manager a separate fee for the initial lease-up, leasing-up of newly constructed properties or re-leasing to existing tenants. Leasing commission fees are capitalized in other assets, net, in the accompanying condensed consolidated balance sheets and amortized over the terms of the related leases.
Construction Management Fees
For acting as general contractor and/or construction manager to supervise or coordinate projects or to provide major repairs or rehabilitation on the Company's properties, the Company may pay the Property Manager up to 5.0% of the cost of the projects, repairs and/or rehabilitation, as applicable, or construction management fees. Construction management fees are capitalized in buildings and improvements, in the accompanying condensed consolidated balance sheets.
Disposition Fees
The Company will pay its Advisor, or its affiliates, if it provides a substantial amount of services (as determined by a majority of the Company’s independent directors) in connection with the sale of properties, a disposition fee, equal to the lesser of 1.0% of the contract sales price and one-half of the total brokerage commission paid if a third party broker is also involved, without exceeding the lesser of 6.0% of the contract sales price or a reasonable, customary and competitive real estate commission. As of March 31, 2019, the Company had not incurred any disposition fees to the Advisor or its affiliates.
Subordinated Participation in Net Sale Proceeds
Upon the sale of the Company, the Advisor will receive 15% of the remaining net sale proceeds after return of capital contributions plus payment to investors of a 6.0% annual cumulative, non-compounded return on the capital contributed by investors, or the subordinated participation in net sale proceeds. As of March 31, 2019, the Company had not incurred any subordinated participation in net sale proceeds to the Advisor or its affiliates.
Subordinated Incentive Listing Fee
Upon the listing of the Company’s shares on a national securities exchange, the Advisor will receive 15% of the amount by which the sum of the Company’s adjusted market value plus distributions exceeds the sum of the aggregate capital contributed by investors plus an amount equal to a 6.0% annual cumulative, non-compounded return to investors, or the subordinated incentive listing fee. As of March 31, 2019, the Company had not incurred any subordinated incentive listing fees to the Advisor or its affiliates.
Subordinated Distribution Upon Termination Fee
Upon termination or non-renewal of the advisory agreement, with or without cause, the Advisor will be entitled to receive subordinated termination fees from the Operating Partnership equal to 15% of the amount by which the sum of the Company’s adjusted market value plus distributions exceeds the sum of the aggregate capital contributed by investors plus an amount equal to an annual 6.0% cumulative, non-compounded return to investors. In addition, the Advisor may elect to defer its right to receive a subordinated termination fee upon termination until either shares of the Company’s common stock are listed and traded on a national securities exchange or another liquidity event occurs. As of March 31, 2019, the Company had not incurred any subordinated termination fees to the Advisor or its affiliates.
Concurrently with the entry into the Merger Agreement on April 11, 2019, the Company, the Operating Partnership, the Advisor and REIT I Operating Partnership entered into the Third Amended and Restated REIT II Advisory Agreement, or the Amended REIT II Advisory Agreement, which shall become effective at the effective time of the REIT Merger. The Amended REIT II Advisory Agreement will amend the Company’s existing advisory agreement, dated as of June 10, 2014, to add REIT I Operating Partnership as a party and to increase the Combined Company’s stockholder return threshold to an 8.0% cumulative return prior to the Advisor receiving any distributions of net sales proceeds. See Note 15—"Subsequent Events" for additional information and definitions of the terms.
The following table details amounts incurred and payable to affiliates in connection with the Company's related parties transactions as described above for the three months ended March 31, 2019 and 2018 and as of March 31, 2019 and December 31, 2018 (amounts in thousands):

		Incurred		Payable
		For the Three Months Ended March 31,		March 31, 2019	December 31, 2018
Fee	Entity	2019	2018
Other offering costs reimbursement	Carter Validus Advisors II, LLC and its affiliates	$—	$647	$—	$89
Selling commissions and dealer manager fees	SC Distributors, LLC	—	1,689	—	—
Distribution and servicing fees	SC Distributors, LLC	(52)	374	9,300	10,218
Acquisition fees	Carter Validus Advisors II, LLC and its affiliates	—	1,019	—	32
Asset management fees	Carter Validus Advisors II, LLC and its affiliates	3,494	3,099	1,165	1,182
Property management fees	Carter Validus Real Estate Management Services II, LLC	1,209	1,037	483	420
Operating expense reimbursement	Carter Validus Advisors II, LLC and its affiliates	730	312	224	421
Leasing commission fees	Carter Validus Real Estate Management Services II, LLC	3	—	3	25
Construction management fees	Carter Validus Real Estate Management Services II, LLC	129	111	181	40
Total		$5,513	$8,288	$11,356	$12,427

Related-Party Transactions and Arrangements
The Company has no direct employees. Substantially all of the Company's business is managed by the Advisor. The employees of the Advisor and other affiliates provide services to the Company related to acquisitions, property management, asset management, accounting, investor relations, and all other administrative services.
Organization and Offering Expenses
The Company reimburses the Advisor and its affiliates for organization and offering expenses it incurs on the Company’s behalf, but only to the extent the reimbursement did not cause the selling commissions, dealer manager fees, distribution and servicing fees and other organization and offering expenses to exceed 15.0% of the gross proceeds of the Company's Initial Offering or Offering, respectively. Other offering costs, which are offering expenses other than selling commissions, dealer manager fees and distribution and servicing fees, associated with the Company's Initial Offering and Offering, which terminated on November 24, 2017 and November 27, 2018, respectively, were approximately 2.0% and 2.5% of the gross proceeds, respectively.
As of December 31, 2018, the Company reimbursed the Advisor and its affiliates approximately $19,192,000 in other offering costs. As of December 31, 2018, since inception, the Company paid approximately $542,000 to an affiliate of the Dealer Manager in other offering costs. Other organization expenses are expensed as incurred and offering costs are charged to stockholders’ equity as incurred.
Selling Commissions, Dealer Manager Fees and Distribution and Servicing Fees
Through the termination of the Offering on November 27, 2018, the Company paid the Dealer Manager selling commissions and dealer manager fees in connection with the purchase of shares of certain classes of common stock. The Company continues to pay the Dealer Manager a distribution and servicing fee with respect to its Class T and T2 shares that were sold in the Company's Initial Offering and Offering. See Part III, Item 13. "Certain Relationships and Related Transactions, and Director Independence" for more information on distribution and servicing fees.
All selling commissions were expected to be re-allowed to participating broker-dealers. The dealer manager fee could be partially re-allowed to participating broker-dealers. No selling commissions, dealer manager fees and distribution and servicing fees are paid in connection with purchases of shares of any class made pursuant to the DRIP.
Class A Shares
Through the termination of the Offering, the Company paid the Dealer Manager selling commissions of up to 7.0% of the gross offering proceeds per Class A share. In addition, the Company paid the Dealer Manager a dealer manager fee of up to 3.0% of gross offering proceeds from the sale of Class A shares.
Class I Shares
The Company did not pay selling commissions with respect to Class I shares. Through the termination of the Offering, the Dealer Manager may have received up to 2.0% of the gross offering proceeds from the sale of Class I shares as a dealer manager fee, of which 1.0% was funded by the Advisor without reimbursement from the Company. The 1.0% of the dealer manager fee paid from offering proceeds was waived in the event an investor purchased Class I shares through a registered investment advisor that was not affiliated with a broker dealer.
Class T Shares
The Company paid the Dealer Manager selling commissions of up to 3.0% of the gross offering proceeds per Class T share. In addition, the Company paid the Dealer Manager a dealer manager fee up to 3.0% of gross offering proceeds from the sale of Class T shares. The Company ceased offering Class T shares in the Offering on March 14, 2018. Beginning on March 15, 2018, the Company offered Class T2 shares in the Offering, as described below.
Class T2 Shares
Through the termination of the Offering, the Company paid the Dealer Manager selling commissions of up to 3.0% of gross offering proceeds per Class T2 share. In addition, the Company paid the Dealer Manager a dealer manager fee of up to 2.5% of gross offering proceeds from the sale of Class T2 shares.
Acquisition Fees and Expenses
The Company pays to the Advisor 2.0% of the contract purchase price of each property or asset acquired. In addition, the Company reimburses the Advisor for acquisition expenses incurred in connection with the selection and acquisition of properties or real estate-related investments (including expenses relating to potential investments that the Company does not close), such as legal fees and expenses, costs of real estate due diligence, appraisals, non-refundable option payments on properties not acquired, travel and communications expenses, accounting fees and expenses and title insurance premiums, whether or not the property was acquired. Since the Company's formation through December 31, 2018, the Company reimbursed the Advisor approximately 0.01% of the aggregate purchase price all of properties acquired. Acquisition fees and expenses associated with the acquisition of properties determined to be business combinations are expensed as incurred, including investment transactions that are no longer under consideration, and are included in acquisition related expenses in the accompanying consolidated statements of comprehensive income. Acquisition fees and expenses associated with transactions determined to be an asset acquisition are capitalized in real estate, net, in the accompanying consolidated balance sheets.
Asset Management Fees
The Company pays to the Advisor an asset management fee calculated on a monthly basis in an amount equal to 1/12th of 0.75% of aggregate asset value, which is payable monthly in arrears.
Property Management Fees
In connection with the rental, leasing, operation and management of the Company’s properties, the Company pays the Property Manager and its affiliates aggregate fees equal to 3.0% of gross revenues from the properties managed, or property management fees. The Company reimburses the Property Manager and its affiliates for property-level expenses that any of them pay or incur on the Company’s behalf, including certain salaries, bonuses and benefits of persons employed by the Property Manager and its affiliates except for the salaries, bonuses and benefits of persons who also serve as one of its executive officers. The Property Manager and its affiliates may subcontract the performance of their duties to third parties and pay all or a portion of the property management fee to the third parties with whom they contract for these services. If the Company contracts directly with third parties for such services, it will pay them customary market fees and may pay the Property Manager an oversight fee equal to 1.0% of the gross revenues of the properties managed. In no event will the Company pay the Property Manager or any affiliate both a property management fee and an oversight fee with respect to any particular property. Property Management fees are recorded in rental and parking expenses in the accompanying consolidated statements of comprehensive income.
Operating Expenses
The Company reimburses the Advisor for all operating expenses it paid or incurred in connection with the services provided to the Company, subject to certain limitations. Expenses in excess of the operating expenses in the four immediately preceding quarters that exceed the greater of (a) 2.0% of average invested assets or (b) 25% of net income, subject to certain adjustments, will not be reimbursed unless the independent directors determine such excess expenses are justified. The Company will not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives an acquisition fee or a disposition fee. Operating expenses incurred on the Company’s behalf are recorded in general and administrative expenses in the accompanying consolidated statements of comprehensive income.
On May 15, 2017, the Advisor employed Gael Ragone, who is the daughter of John E. Carter, the chairman of the Company's board of directors, as Vice President of Product Management of Carter Validus Advisors II, LLC. Effective June 18, 2018, Ms. Ragone is no longer employed by the Advisor. The Company directly reimbursed the Advisor any amounts of Ms. Ragone's salary that were allocated to the Company. For the years ended December 31, 2018 and 2017, the Advisor allocated approximately $69,000 and $98,000, respectively, which is included in other offering costs in the accompanying consolidated balance sheets.
Leasing Commission Fees
The Company also pays the Property Manager a separate fee for the initial lease-up, leasing-up of newly constructed properties or re-leasing to existing tenants. Leasing commission fees are capitalized in other assets, net, in the accompanying consolidated balance sheets and amortized over the term of the related lease.
Construction Management Fees
For acting as general contractor and/or construction manager to supervise or coordinate projects or to provide major repairs or rehabilitation on our properties, the Company may pay the Property Manager up to 5.0% of the cost of the projects, repairs and/or rehabilitation, as applicable, or construction management fees. Construction management fees are capitalized in real estate, net, in the accompanying consolidated balance sheets.
Disposition Fees
The Company will pay its Advisor, or its affiliates, if it provides a substantial amount of services (as determined by a majority of the Company’s independent directors) in connection with the sale of properties, a disposition fee, equal to the lesser of 1.0% of the contract sales price and one-half of the total brokerage commission paid if a third party broker is also involved, without exceeding the lesser of 6.0% of the contract sales price or a reasonable, customary and competitive real estate commission. As of December 31, 2018, the Company had not incurred any disposition fees to the Advisor or its affiliates.
Subordinated Participation in Net Sale Proceeds
Upon the sale of the Company, the Advisor will receive 15% of the remaining net sale proceeds after return of capital contributions plus payment to investors of a 6.0% annual cumulative, non-compounded return on the capital contributed by investors, or the subordinated participation in net sale proceeds. As of December 31, 2018, the Company had not incurred any subordinated participation in net sale proceeds to the Advisor or its affiliates.
Subordinated Incentive Listing Fee
Upon the listing of the Company’s shares on a national securities exchange, the Advisor will receive 15% of the amount by which the sum of the Company’s adjusted market value plus distributions exceeds the sum of the aggregate capital contributed by investors plus an amount equal to a 6.0% annual cumulative, non-compounded return to investors, or the subordinated incentive listing fee. As of December 31, 2018, the Company had not incurred any subordinated incentive listing fees to the Advisor or its affiliates.
Subordinated Distribution Upon Termination Fee
Upon termination or non-renewal of the advisory agreement, with or without cause, the Advisor will be entitled to receive subordinated termination fees from the Operating Partnership equal to 15% of the amount by which the sum of the Company’s adjusted market value plus distributions exceeds the sum of the aggregate capital contributed by investors plus an amount equal to an annual 6.0% cumulative, non-compounded return to investors. In addition, the Advisor may elect to defer its right to receive a subordinated termination fee upon termination until either shares of the Company’s common stock are listed and traded on a national securities exchange or another liquidity event occurs. As of December 31, 2018, the Company had not incurred any subordinated termination fees to the Advisor or its affiliates.
The following table details amounts incurred and payable to affiliates in connection with the Company's operations-related services and services related to the Offerings as described above for the years ended December 31, 2018, 2017 and 2016 and as of December 31, 2018 and 2017 (amounts in thousands):

		For the Year Ended December 31,			As of December 31,
Fee	Entity	2018	2017	2016	2018	2017
Other offering costs reimbursement	Carter Validus Advisors II, LLC and its affiliates	$2,154	$4,704	$4,428	$89	$167
Selling commissions and dealer manager fees	SC Distributors, LLC	4,836	22,713	24,546	—	—
Distribution and servicing fees	SC Distributors, LLC	368	9,617	6,213	10,218	13,376
Acquisition fees	Carter Validus Advisors II, LLC and its affiliates	4,226	11,936	11,515	32	5
Asset management fees	Carter Validus Advisors II, LLC and its affiliates	13,114	9,963	4,925	1,182	1,017
Property management fees	Carter Validus Real Estate Management Services II, LLC	4,391	3,249	1,473	420	463
Operating expense reimbursement	Carter Validus Advisors II, LLC and its affiliates	1,804	1,543	1,257	421	182
Leasing commission fees	Carter Validus Real Estate Management Services II, LLC	497	907	—	25	—
Construction management fees	Carter Validus Real Estate Management Services II, LLC	243	719	754	40	39
Total		$31,633	$65,351	$55,111	$12,427	$15,249